VANECK EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 98.0%
Argentina: 3.1%
MercadoLibre, Inc. (USD) *	35,860	$29,684,191
Brazil: 10.6%
Clear Sale SA *	3,481,000	3,697,597
Fleury SA	2,838,300	9,302,538
Infracommerce CXAAS SA *	2,271,600	2,400,311
JSL SA	13,596,500	13,963,612
Locaweb Servicos de Internet SA 144A *	3,452,300	5,759,860
Movida Participacoes SA	7,602,900	17,434,514
Rede D’Or Sao Luiz SA 144A *	2,123,700	11,700,458
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	13,154,100	33,334,238
Vasta Platform Ltd. (USD) * †	484,498	2,543,614
Westwing Comercio Varejista Ltda *	3,744,900	1,020,513
		101,157,255
China: 26.4%
A-Living Smart City Services Co. Ltd. (HKD) 144A †	12,076,000	9,499,407
China Animal Healthcare Ltd. (HKD) *∞	8,365,994	1
China Conch Environment Protection Holdings Ltd. (HKD) *	1,393,000	712,857
China Education Group Holdings Ltd. (HKD)	32,676,000	24,050,525
Fu Shou Yuan International Group Ltd. (HKD)	16,485,000	9,068,780
Ganfeng Lithium Co. Ltd.	825,876	8,678,597
GDS Holdings Ltd. (HKD) *	1,447,600	3,184,951
GoerTek, Inc.	1,713,817	6,373,786
JD.com, Inc. (HKD)	42,038	1,060,542
Jinxin Fertility Group Ltd. (HKD) 144A	4,400,000	2,140,644
NetEase, Inc. (HKD)	721,400	10,885,508
Pharmaron Beijing Co. Ltd. (HKD) 144A	2,711,000	13,114,975
Ping An Bank Co. Ltd.	10,506,583	17,506,231
Prosus NV (EUR)	680,217	35,389,374
Shandong Head Group Co. Ltd.	1,208,575	4,802,617
Shanghai Baosight Software Co. Ltd.	3,564,628	18,428,769
Shenzhen Inovance Technology Co. Ltd.	869,864	7,035,835
Shenzhou International Group Holdings Ltd. (HKD)	412,000	3,181,282
Sungrow Power Supply Co. Ltd.	1,017,746	15,765,519
Tencent Holdings Ltd. (HKD)	130,800	4,417,941
Topsports International Holdings Ltd. (HKD) 144A	5,056,000	3,534,325
Wuxi Biologics Cayman, Inc. (HKD) 144A *	2,617,000	15,578,587
	Number of Shares	Value
China (continued)
Wuxi Shangji Automation Co. Ltd.	646,673	$12,214,948
Yifeng Pharmacy Chain Co. Ltd.	779,324	5,447,490
Yum China Holdings, Inc. (HKD)	112,950	5,360,998
Zai Lab Ltd. (HKD) * †	1,967,000	6,696,409
Zhejiang Huayou Cobalt Co. Ltd.	643,228	5,798,493
Zhejiang Supcon Technology Co. Ltd. *	260,000	2,852,739
		252,782,130
Egypt: 2.0%
Cleopatra Hospital *	41,387,115	8,286,952
Commercial International Bank Egypt SAE	8,558,713	10,988,476
		19,275,428
Georgia: 3.3%
Bank of Georgia Group Plc (GBP)	1,204,123	26,509,004
Georgia Capital Plc (GBP) *	783,997	5,418,552
		31,927,556
Germany: 1.4%
Delivery Hero SE 144A * †	366,100	13,372,591
Hungary: 0.8%
OTP Bank Nyrt	398,400	7,268,038
India: 16.3%
Cholamandalam Investment and Finance Co. Ltd.	1,214,500	10,823,920
Delhivery Ltd. *	1,790,757	12,731,348
HDFC Bank Ltd.	1,279,200	22,173,685
HDFC Bank Ltd. (ADR)	419,000	24,477,980
Oberoi Realty Ltd.	1,072,400	11,965,276
Phoenix Mills Ltd.	899,800	15,378,165
Reliance Industries Ltd.	2,033,276	58,970,181
		156,520,555
Indonesia: 2.5%
Bank BTPN Syariah Tbk PT	133,461,300	23,885,621
Kazakhstan: 2.5%
Kaspi.kz JSC (USD) (GDR)	415,540	24,101,320
Kuwait: 0.6%
Humansoft Holding Co. KSC	560,490	5,914,532
Mexico: 2.3%
Qualitas Controladora SAB de CV †	982,558	4,057,665
Regional SAB de CV	3,216,900	18,132,649
		22,190,314
Philippines: 3.7%
Bloomberry Resorts Corp. *	76,800,000	8,747,590
International Container Terminal Services, Inc.	10,045,850	26,791,023
		35,538,613
Poland: 0.9%
InPost SA (EUR) * †	1,456,300	8,473,414
Russia: 0.0%
Detsky Mir PJSC 144A ∞ ø	11,544,900	0

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VANECK EMERGING MARKETS FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Russia (continued)
Fix Price Group Ltd. (USD) (GDR) *∞ ø	3,811,800	$0
Sberbank of Russia PJSC *∞ ø	5,555,460	0
Yandex NV (USD) *∞ ø	390,700	0
		0
South Africa: 1.0%
Transaction Capital Ltd.	4,625,710	9,394,536
South Korea: 3.9%
Doosan Fuel Cell Co. Ltd. *	308,260	6,081,490
LG Chem Ltd.	56,820	20,979,951
NAVER Corp.	81,450	10,850,463
		37,911,904
Taiwan: 10.0%
Chroma ATE, Inc.	1,823,000	10,256,822
MediaTek, Inc.	834,000	14,391,842
Poya International Co. Ltd.	1,042,797	12,859,123
Taiwan Semiconductor Manufacturing Co. Ltd.	3,948,000	52,332,284
Wiwynn Corp.	222,000	5,609,990
		95,450,061
Tanzania: 1.5%
Helios Towers Plc (GBP) *	11,707,647	14,713,070
Turkey: 4.6%
Agesa Hayat ve Emeklilik AS *	3,020,800	4,182,281
MLP Saglik Hizmetleri AS 144A *	8,132,460	21,603,117
Sok Marketler Ticaret AS *	10,495,840	11,695,829
Tofas Turk Otomobil Fabrikasi AS	1,359,100	6,704,680
		44,185,907
	Number of Shares	Value
United Kingdom: 0.6%
Hirco Plc *∞	812,346	$1
ReNew Energy Global Plc (USD) * †	909,000	5,472,180
		5,472,181
Total Common Stocks (Cost: $1,210,273,895)		939,219,217

PREFERRED SECURITIES: 3.1%
Brazil: 0.9%
Raizen SA *	10,734,000	8,337,512
South Korea: 2.2%
Samsung Electronics Co. Ltd.	655,880	21,304,872
Total Preferred Securities (Cost: $52,974,389)		29,642,384
Total Investments Before Collateral for Securities Loaned: 101.1% (Cost: $1,263,248,284)		968,861,601

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 1.8%
Money Market Fund: 1.8% (Cost: $17,444,069)
State Street Navigator Securities Lending Government Money Market Portfolio	17,444,069	17,444,069
Total Investments: 102.9% (Cost: $1,280,692,353)		986,305,670
Liabilities in excess of other assets: (2.9)%		(28,157,301)
NET ASSETS: 100.0%		$958,148,369

Definitions:

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $19,667,039.
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
ø	Restricted Security – the aggregate value of restricted securities is $0, or 0.0% of net assets
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $96,303,964, or 10.1% of net assets.
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Restricted securities held by the Fund as of September 30, 2022 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Detsky Mir PJSC	09/02/2020	11,544,900	$19,318,147	$0	0.0%
Fix Price Group Ltd.	04/21/2021	3,811,800	35,806,066	0	0.0%
Sberbank of Russia PJSC	01/13/2017	5,555,460	15,462,319	0	0.0%
Yandex NV	08/18/2016	390,700	8,806,704	0	0.0%
			$79,393,236	$0	0.0%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	4.2%	$40,866,982
Consumer Discretionary	16.7	162,492,659
Consumer Staples	1.8	17,143,319
Energy	6.9	67,307,694
Financials	19.0	184,818,639
Health Care	9.2	88,423,681
Industrials	15.9	154,538,797
Information Technology	17.7	170,695,143
Materials	4.2	40,259,659
Real Estate	3.8	36,842,848
Utilities	0.6	5,472,180
	100.0%	$968,861,601

Transactions in securities of affiliates for the period ended September 30, 2022 were as follows:

	Value 12/31/2021	Purchases	Sales Proceeds	Realized Gain (Loss)	Dividend Income	Net Change in Unrealized Appreciation (Depreciation)	Value 9/30/2022
MLP Saglik Hizmetleri AS	$24,220,236	$–	$(5,711,280)	$(5,524,841)	$–	$8,619,002	$–(a)
Vasta Platform Ltd.	4,016,368	–	(2,229,499)	(5,558,488)	–	6,315,233	–(a)
	$28,236,604	$–	$(7,940,779)	$(11,083,329)	$–	$14,934,235	$–

(a)	Security held by the Fund, however not classified as an affiliate at the end of the reporting period.
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